QUARTERLY FINANCIALAND COMMON STOCKDATA (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2017
Quarterly Financial and Common Stock Data

A summary of the Companies’ quarterly results of operations for the years ended December 31, 2017 and 2016 follows. Amounts reflect all adjustments necessary in the opinion of management for a fair statement of the results for the interim periods. Results for interim periods may fluctuate as a result of weather conditions, changes in rates and other factors.

DOMINION ENERGY

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
(millions, except per share amounts)
2017
Operating revenue	$3,384	$2,813	$3,179	$3,210
Income from operations	1,079	753	1,152	953
Net income including noncontrolling interests	674	417	696	1,333
Net income attributable to Dominion Energy	632	390	665	1,312
Basic EPS:
Net income attributable to Dominion Energy	1.01	0.62	1.03	2.04
Diluted EPS:
Net income attributable to Dominion Energy	1.01	0.62	1.03	2.04
Dividends declared per share	0.755	0.755	0.770	0.770
Common stock prices (intraday high-low)	$79.36 - 70.87	$81.65 - 76.17	$80.67 - 75.40	$85.30 - 75.75
2016
Operating revenue	$2,921	$2,598	$3,132	$3,086
Income from operations	841	740	1,102	765
Net income including noncontrolling interests	531	462	728	491
Net income attributable to Dominion Energy	524	452	690	457
Basic EPS:
Net income attributable to Dominion Energy	0.88	0.73	1.10	0.73
Diluted EPS:
Net income attributable to Dominion Energy	0.88	0.73	1.10	0.73
Dividends declared per share	0.700	0.700	0.700	0.700
Common stock prices (intraday high-low)	$75.18 - 66.25	$77.93 - 68.71	$78.97 - 72.49	$77.32 - 69.51

Virginia Electric and Power Company
Quarterly Financial and Common Stock Data

Virginia Power’s quarterly results of operations were as follows:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
(millions)
2017
Operating revenue	$1,831	$1,747	$2,154	$1,824
Income from operations	653	613	847	619
Net income	356	318	459	407
2016
Operating revenue	$1,890	$1,776	$2,211	$1,711
Income from operations	514	553	914	369
Net income	263	280	503	172

Dominion Energy Gas Holdings, LLC
Quarterly Financial and Common Stock Data

Dominion Energy Gas’ quarterly results of operations were as follows:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
(millions)
2017
Operating revenue	$490	$422	$401	$501
Income from operations	156	116	185	182
Net income	108	77	117	313
2016
Operating revenue	$431	$368	$382	$457
Income from operations	156	167	114	156
Net income	98	105	83	106